STOCK OPTION PLANS, SHARES RESERVED AND WARRANTS (Details 2)	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012
Shares Reserved	5,175,731	39,028,726	25,140,563	4,656,698
Non-Plan Stock Options
Shares Reserved		100,714	100,714
2009 Equity Incentive Plan
Shares Reserved		23,239,344	23,239,344
Warrants
Shares Reserved		15,688,668	1,800,505